Schedule of Intangible Assets (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Indefinite-Lived Intangible Assets [Line Items]
Beginning balance, Cost	$ 2,910,153	$ 3,390,000	$ 29,300,000
Additions	705,650	346,777	3,390,000
Change in fair value	40,337	20,376
Impairment	(403,622)	(847,000)	(29,300,000)
Ending balance, Cost	3,252,518	2,910,153	3,390,000
Beginning balance, Accumulated Amortization	(678,000)	(339,000)
Amortization	(116,367)	(339,000)	(339,000)
Ending balance, Accumulated Amortization	(794,367)	(678,000)	(339,000)
Net Book Value	2,458,151	2,232,153	3,051,000
Trademarks and Trade Names [Member]
Indefinite-Lived Intangible Assets [Line Items]
Beginning balance, Cost	693,000	1,540,000	8,400,000
Additions			1,540,000
Change in fair value
Impairment		(847,000)	(8,400,000)
Ending balance, Cost	653,000	693,000	1,540,000
Beginning balance, Accumulated Amortization	(308,000)	(154,000)
Amortization	(23,865)	(154,000)	(154,000)
Ending balance, Accumulated Amortization	(331,865)	(308,000)	(154,000)
Net Book Value	361,135	385,000	1,386,000
Licenses [Member]
Indefinite-Lived Intangible Assets [Line Items]
Beginning balance, Cost	1,850,000	1,850,000	20,900,000
Additions	300,000		1,850,000
Change in fair value
Impairment			(20,900,000)
Ending balance, Cost	2,150,000	1,850,000	1,850,000
Beginning balance, Accumulated Amortization	(370,000)	(185,000)
Amortization	(92,502)	(185,000)	(185,000)
Ending balance, Accumulated Amortization	(462,502)	(370,000)	(185,000)
Net Book Value	1,687,498	1,480,000	1,665,000
Crypto Currency [Member]
Indefinite-Lived Intangible Assets [Line Items]
Beginning balance, Cost	367,153
Additions	405,650	346,777
Change in fair value	40,337	20,376
Impairment	(403,622)
Ending balance, Cost	409,518	367,153
Beginning balance, Accumulated Amortization
Amortization
Ending balance, Accumulated Amortization
Net Book Value	$ 409,518	$ 367,153